As filed with the Commission on February 3, 2003

                           1933 Act File No. 33-07404
                           1940 Act File No. 811-4760

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

                         Post-Effective Amendment No. 98                       X

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

                                 Amendment No. 98                              X

                                     BT INVESTMENT FUNDS
                      (Exact Name of Registrant as Specified in Charter)

                         One South Street, Baltimore, Maryland 21202
                           (Address of Principal Executive Offices)

                                        (410) 895-5000
                         (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.                                       Copies to: Burton M. Leibert, Esq.
One South Street                                             Willkie, Farr & Gallagher
Baltimore, Maryland  21202                                   787 Seventh Ave
(Name and Address of Agent for Service)                      New York, New York 10019


It is proposed that this filing will become effective (check appropriate box):

[_X_] Immediately upon filing pursuant to paragraph (b)
[___] On _________ pursuant to paragraph (b)
[__] 60 days after filing pursuant to paragraph (a)(1)
[__] On ____________________ pursuant to paragraph (a)(1)
[__] 75 days after filing pursuant to paragraph (a)(2)
[__] On ____________________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[__] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Incorporated by reference to Post -Effective No. 97 filed on January 31, 2003 are the following prospectuses and Statements of Additional Information (`SAI"):

------ ---------------------------------------- ------------------------- --------------------------
       Fund(s)                                  Class(es)/type            Date
------ ---------------------------------------- ------------------------- --------------------------
1)     Micro Cap Fund and Small Cap Fund        ABC/prospectus            February 1, 2003
------ ---------------------------------------- ------------------------- --------------------------
2)     Micro Cap Fund                           Institutional/prospectus  February 1, 2003
------ ---------------------------------------- ------------------------- --------------------------
3)     Micro Cap Fund and Small Cap Fund        Investment/prospectus     February 1, 2003
------ ---------------------------------------- ------------------------- --------------------------
4)     PreservationPlus Income                  Investment/prospectus     February 1, 2003
------ ---------------------------------------- ------------------------- --------------------------
5)     PreservationPlus Income                  AC/prospectus             February 1, 2003
------ ---------------------------------------- ------------------------- --------------------------
6)     Micro Cap Fund and Small Cap Fund        SAI/all classes           February 1, 2003
------ ---------------------------------------- ------------------------- --------------------------
7)     PreservationPlus Income                  SAI/all classes           February 1, 2003
------ ---------------------------------------- ------------------------- --------------------------


                           PART C -- OTHER INFORMATION

ITEM 23. Exhibits.

         (a)              Declaration of Trust dated July 21, 1986; 1
                  (1)     Supplement to Declaration of Trust dated October 20, 1986; 1
                  (2)     Second Supplement to Declaration of Trust dated May 16, 1988; 1

         (b)              By-Laws; 1

         (c)              Incorporated by reference to Exhibit (b) above;

         (d)              Investment Advisory Contract dated July 30, 2002
                          between the Registrant and Deutsche Asset Management,
                          Inc. on behalf of all of the series in the Portfolio's
                          Trust; Distribution Agreement dated August 19, 2002;
                          27


         (f)              Bonus or Profit Sharing Contracts -- Not applicable;

         (g)              Custodian Agreement  dated July 1, 1996; 2

                  (1)     Cash Services Addendum to Custodian Agreement dated December 18, 1997; 4

                  (2)     Amendment No.9 to Exhibit A of the Custodian Agreement dated April 27, 2001; 20

         (h)              Administration Agreement dated July 1, 2001; 24

                  (1)     Expense Limitation Agreement dated September 4, 2002;
                          27

                  (2)     Transfer Agency Agreement dated October 1, 2000 with Investment Company Capital
                          Corp.; 19

                  (3)     Form of Transfer Agency Agreement dated December 16, 2002 with Scudder Investment
                          Services Company; 28

         (i)              Not applicable.

         (j)              Consent of Independent Accountants -- Filed herein;

         (k)              Omitted Financial Statements -- Not applicable;

         (l)              Initial Capital Agreements -- Not applicable;

         (m)              Rule 12b-1 Plans -- "form of"; 22 -- Filed herewith.

         (o)              Rule 18f-3 Plan, as amended; filed herewith

         (p)              Codes of Ethics for Funds;16 and Advisor; 24

         (q)              Powers of Attorney of Registrant; 26

----------

1. Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A ("Registration Statement") as filed with the Securities and Exchange ("Commission") on July 31, 1995.

2. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement as filed with the Commission on July 1, 1997.

3. Incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement as filed with the Commission on January 28, 1998.

4. Incorporated by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement as filed with the Commission on June 30, 1998.

5. Incorporated by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement as filed with the Commission on November 25, 1998.

6. Incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement as filed with the Commission on January 28, 1999.

7. Incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the Commission on February 8, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement as filed with the Commission on November 8, 1993.

9. Incorporated by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement as filed with the Commission on March 15, 1999.

10. Incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement as filed with the Commission on July 29, 1999.

11. Incorporated by reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement as filed with the Commission on October 22, 1999.

12. Incorporated by reference to Post-Effective Amendment No. 66 to Registrant's Registration Statement as filed with the Commission on December 23, 1999.

13. Incorporated by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement as filed with the Commission on January 28, 2000.

14. Incorporated by reference to Post-Effective Amendment No. 68 to Registrant's Registration Statement as filed with the Commission on April 28, 2000.

15. Incorporated by reference to Post-Effective Amendment No. 69 to Registrant's Registration Statement as filed with the Commission on May 1, 2000.

16. Incorporated by reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement as filed with the Commission on June 26, 2000.

17. Incorporated by reference to Post-Effective Amendment No. 73 to Registrant's Registration Statement as filed with the Commission on August 31, 2000.

18. Incorporated by reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement as filed with the Commission on September 29, 2000.

19. Incorporated by reference to Post-Effective Amendment No. 75 to Registrant's Registration Statement as filed with the Commission on October 20, 2000.

20. Incorporated by reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement as filed with the Commission on December 29, 2000.

21. Incorporated by reference to Post-Effective Amendment No. 78 to Registrant's Registration Statement as filed with the Commission on January 29, 2001.

22. Incorporated by reference to Post Effective Amendment No. 81 to Registrant's Registration Statement as filed with the Commission on March 30, 2001.

23. Incorporated by reference to Post Effective Amendment No. 82 to Registrant's Registration Statement as filed with the Commission on April30, 2001.

24. Incorporated by reference to Post-Effective Amendment No. 84 to Registrant's Registration Statement as filed with the Commission on June 29, 2001.

25. Incorporated by reference to Post-Effective Amendment No. 86 to Registrant's Registration Statement as filed with the Commission on January 28, 2002.

26. Incorporated by reference to Post-Effective Amendment No. 94 to Registrant's Registration Statement as filed with the Commission on September 30, 2002.

27. Incorporated by reference to Post-Effective Amendment No. 95 to Registrant's Registration Statement as filed with the Commission on November 27, 2002.

28. Incorporated by reference to Post-Effective Amendment No. 97 to Registrant's Registration Statement as filed with the Commission on January 31, 2003.

ITEM 24. Persons Controlled by or Under Common Control with Registrant.

                  Not applicable.

ITEM 25. Indemnification.

                  Incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement as filed with the Commission on April 29, 1996.

ITEM 26. Business and Other Connections of Investment Advisor.

                  All of the information required by this item is set forth in the Form ADV, as amended, of Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.) (File No. 801-27291). The following sections of each such Form ADV are incorporated herein by reference:

                  (a) Items 1 and 2 of Part II

                  (b) Section 6, Business Background, of each Schedule D.

ITEM 27. Principal Underwriters.

                  (a) As of September 3, 2002, Scudder Distributors, Inc. ("SDI") acts as principal underwriter of the Registrant's shares.

                  (b) Information on the officers and directors of SDI, principal underwriter for the Registrant as of September 3, 2002, is set forth below. SDI's principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                         (1)                            (2)                                  (3)
           Name and                         Positions and Offices                   Positions and
           Principal Business Address       with Distributor                        Offices with Registrant
           --------------------------       ----------------                        -----------------------

           Thomas F. Eggers                 Chairman and Director                   None
           345 Park Avenue
           New York, NY 10154

           Jonathan R. Baum                 Chief Executive Officer, President and  None
           345 Park Avenue                  Director
           New York, NY 10154

           William F. Glavin                Vice President and Director             President
           Two International Place
           Boston, MA  02110-4103

           John W. Edwards, Jr.             Chief Financial Officer and Treasurer   None
           60 Wall St.
           New York, NY  10005

           C. Perry Moore                   Chief Operating Officer and Vice        None
           222 South Riverside Plaza        President
           Chicago, IL  60606

           Caroline Pearson                 Secretary                               Assistant Secretary
           Two International Place
           Boston, MA  02110-4103

           Linda J. Wondrack                Vice President and Chief Compliance     None
           Two International Place          Officer
           Boston, MA  02110-4103

           Scott B. David                   Vice President                          None
           Two International Place
           Boston, MA  02110-4103



                         (1)                            (2)                                  (3)
           Name and                         Positions and Offices                   Positions and
           Principal Business Address       with Distributor                        Offices with Registrant
           --------------------------       ----------------                        -----------------------

           David Edlin                      Vice President                          None
           222 South Riverside Plaza
           Chicago, IL  60606

           Robert Froelich                  Vice President                          None
           222 South Riverside Plaza
           Chicago, IL  60606

           Michael L. Gallagher             Vice President                          None
           222 South Riverside Plaza
           Chicago, IL  60606

           M. Patrick Donovan Vice President None Two International Place
           Boston, MA  02110-4103

           Kenneth P. Murphy                Vice President                          Vice President
           Two International Place
           Boston, MA  02110-4103

           Johnston A. Norris               Vice President                          None
           222 South Riverside Plaza
           Chicago, IL  60606

           James E. Keating                 Assistant Treasurer                     None
           345 Park Avenue
           New York, NY  10054

           Philip J. Collora                Assistant Secretary                     None
           222 South Riverside Plaza
           Chicago, IL  60606

         (c)      Not applicable

ITEM 28. Location of Accounts and Records.

BT Investment Funds:                              Deutsche Asset Management
(Registrant)                                      One South Street
                                                  Baltimore, MD 21202

Investment Company Capital Corp.                  One South Street
(Administrator, Transfer Agent)                   Baltimore, MD 21202

Scudder Investor Services, Inc.                   Two International Place
(Sub-Transfer Agent)                              Boston, Massachusetts 02110

Deutsche Bank Trust Company Americas:             100 Plaza One

(Custodian)                                       Jersey City, NJ 07311

Deutsche Asset Management, Inc.:                  280 Park Avenue
(Investment Advisor)                              New York, NY 10017

Scudder Distributors, Inc.:                       222 South Riverside Plaza
(Distributor)                                     Chicago, IL 60606

ITEM 29.          Management Services.

                  Not Applicable

ITEM 30.          Undertakings.

                  Not Applicable

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BT INVESTMENT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 97 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 3rd day of February, 2003.

                                           BT INVESTMENT FUNDS

                                           By:/s/ WILLIAM F. GLAVIN, JR.
                                              ----------------------------------
                                              William F. Glavin, Jr., President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                                   TITLE                               DATE

/s/ WILLIAM F. GLAVIN, JR.                                                 February 3, 2003
--------------------------------------
William F. Glavin, Jr.                 President, Chief Executive Officer

/s/ CHARLES A. RIZZO                                                       February 3, 2003
--------------------------------------
Charles A. Rizzo                       Treasurer (Principal Financial
                                       and Accounting Officer)

/s/ RICHARD R. BURT*                                                       February 3, 2003
--------------------------------------
Richard R. Burt                        Trustee

/s/ S. LELAND DILL*                                                        February 3, 2003
--------------------------------------
S. Leland Dill Trustee

/s/ MARTIN J. GRUBER*                                                      February 3, 2003
--------------------------------------
Martin J. Gruber                       Trustee

/s/ RICHARD J. HERRING*                                                    February 3, 2003
--------------------------------------
Richard J. Herring                     Trustee

/s/ RICHARD T. HALE*                                                       February 3, 2003
--------------------------------------
Richard T. Hale                        Trustee

/s/ PHILIP SAUNDERS, JR.*                                                  February 3, 2003
--------------------------------------
Philip Saunders, Jr.                   Trustee

/s/ JOSEPH R. HARDIMAN*                                                    February 3, 2003
--------------------------------------
Joseph R. Hardiman                     Trustee

/s/ RICHARD J. HERRING*                                                    February 3, 2003
--------------------------------------
Richard J. Herring                     Trustee

/s/ GRAHAM E. JONES*                                                       February 3, 2003
--------------------------------------
Graham E. Jones                        Trustee







/s/ REBECCA W. RIMEL*                                                      February 3, 2003
--------------------------------------
Rebecca W. Rimel                       Trustee

/s/ WILLIAM N. SEARCY*                                                     February 3, 2003
--------------------------------------
William N. Searcy                      Trustee

/s/ ROBERT H. WADSWORTH*                                                   February 3, 2003
--------------------------------------
Robert H. Wadsworth                    Trustee

*By:     CAROLINE PEARSON
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney contained in and incorporated by reference to Post-Effective Amendment No. 94 to Registrant's Registration Statement as filed with the Commission on September 30, 2002.

                                                      1933 Act File No. 33-07404
                                                      1940 Act File No. 811-4760


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 98

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 98

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                               BT INVESTMENT FUNDS

                               BT INVESTMENT FUNDS

                                  EXHIBIT INDEX

                                       (j)
                                       (m)
                                       (o)



                                       9